Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
16	INTANGIBLE ASSETS

The movement in intangible assets during the year is as follows:

	Brand	Subscribers Relationship	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD	USD	USD
2024
Cost:
At January 1, 2024	-	-	3,852,177	530,502	1,295,033	125,023	5,802,735
Additions	-	-	-	-	-	1,129,315	1,129,315
Additions – Asset Acquisition (note 1)	76,000,000	19,000,000	-	-	-	-	95,000,000
Additions – internally developed	-	-	119,010	-	-	-	119,010
Transfers	-	-	-	3,171	-	(3,171)	-
At December 31, 2024	76,000,000	19,000,000	3,971,187	533,673	1,295,033	1,251,167	102,051,060

Amortization:
At January 1, 2024	-	-	3,394,473	489,345	734,144	-	4,617,962
Charge for the period	-	4,771,690	353,241	16,500	534,285	-	5,675,716
At December 31, 2024	-	4,771,690	3,747,714	505,845	1,268,429	-	10,293,678

Net carrying amount:
At December 31, 2024	76,000,000	14,228,310	223,473	27,828	26,604	1,251,167	91,757,382

2025
Cost:
At January 1, 2025	76,000,000	19,000,000	3,971,187	533,673	1,295,033	1,251,167	102,051,060
Additions – internally developed	-	-	47,906	-	-	641,064	688,970
Transfers	-	-	-	-	1,737,355	(1,737,355)	-
Impairment	(15,000,000)	-	-	-	-	-	(15,000,000)
At December 31, 2025	61,000,000	19,000,000	4,019,093	533,673	3,032,388	154,876	87,740,030

Amortization:
At January 1, 2025	-	4,771,690	3,747,714	505,845	1,268,429	-	10,293,678
Charge for the period	-	6,333,333	62,312	5,720	485,820	-	6,887,185
At December 31, 2025	-	11,105,023	3,810,026	511,565	1,754,249	-	17,180,863

Net carrying amount:
At December 31, 2025	61,000,000	7,894,977	209,067	22,108	1,278,137	154,876	70,559,168

During 2024, Anghami acquired the identifiable net assets of OSN+ activities at the respective fair values from OSN Streaming. The identification and the fair value of the assets has been set at USD 95,000,000 segregated between brand and subscribers relationship.

The Group engaged an independent third-party valuation specialist to perform an impairment test of the OSN+ brand as at 31 December 2025 in accordance with IAS 36.

The recoverable amount of the brand was determined based on its fair value less costs of disposal, using an income-based approach, specifically the relief-from-royalty method, which estimates the present value of future royalty savings attributable to ownership of the brand.

During the year, based on the results of the valuation, the recoverable amount of the brand was determined to be USD 61,000,000, compared to a carrying amount of USD 76,000,000, resulting in the recognition of an impairment loss of USD 15 million during the year.

Based on management’s assessment, there are no impairment indicators for the other intangible assets.

Work in progress represents costs incurred in relation to internally produced originals and sessions as well as exclusive video content which are not yet released as well as software being developed by a third party.

Amortization charged is allocated as follows:

	2025	2024
	USD	USD

Cost of revenue - Amortization of intangible assets (note 6)	6,872,476	5,541,431
General and administrative expenses (note 8)	14,709	134,285
	6,887,185	5,675,716